Leases - Summary of Amounts Recognized in Consolidated Statement of Operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation charge	€ 6,290	€ 4,679	€ 2,846
Interest on lease liabilities	2,003	1,718	1,721
Expense related to short-term leases (included in other expenses)	875	442	431
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)	300	90	90
Total amounts recognized in profit or loss	9,468	6,929	5,088
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation charge	4,628	4,614	2,751
Equipment, Tools and Installations
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation charge	4	25	60
Automobiles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation charge	45	€ 40	€ 35
Production Facilities
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation charge	€ 1,613